Inventories (Tables)	3 Months Ended
Nov. 30, 2022
Inventory
Schedule of Inventory

	November 30, 2022	August 31, 2022
Ore stockpile	$1,745	$2,643
Gold in circuit	1,255	210
Gold doré	-	253
Total precious metals inventories	3,000	3,106
Supplies	831	524
Total inventories	$3,831	$3,630